Cash dividend	12 Months Ended
Dec. 31, 2025
Cash dividend
Cash dividend

10.         Cash dividend

On November 29, 2024, the Board of Directors approved and declared a special cash dividend of US$0.35 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on December 13, 2024, resulting in payments totaling US$4,528,344.80 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date and paid on December 20, 2024. No dividend was declared for the year ended December 31, 2023 and 2025.